Stock Plans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Stock Plans [Abstract]
Schedule Of Share Based Compensation Activity [Table Text Block]
Activity under our stock plans, as well as non-plan activity, is summarized below (shares in thousands):

		Number of
	Shares or	Options and
	Awards Available	Awards	Weighted Average
	For Grant	Outstanding	Exercise Price
Balance at December 31, 2010	3,393	5,115	$2.29
Options granted	(734)	734	$1.44
Options cancelled and expired	45	(241)	$15.01
Options forfeited	55	(55)	$1.77
Awards granted	(181)	181	$0.00
Awards issued	—	(139)	$0.00
Balance at December 31, 2011	2,578	5,595	$1.56
Options granted	(1,718)	1,718	$1.14
Options cancelled and expired	290	(290)	$5.54
Awards issued	—	(181)	$0.00
Expiration of option plan	(1,150)	—	$0.00
Balance at December 31, 2012	—	6,842	$1.33
Options exercised	—	(75)	$1.50
Options cancelled and expired	—	(35)	$3.29
Balance at December 31, 2013	—	6,732	$1.31

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The options outstanding at December 31, 2013 have been segregated into four ranges for additional disclosure as follows (options in thousands):

	Options Outstanding			Options Exercisable
		Weighted
		Average	Weighted		Weighted
	Number	Remaining	Average	Number	Average
Range of Exercise Prices	Outstanding	Life (Years)	Exercise Price	Exercisable	Exercise Price
$0.69 - $1.53	5,423	6.32	$1.05	5,422	$1.05
$1.54 - $2.38	604	3.85	$2.19	601	$2.19
$2.39 - $3.22	643	3.27	$2.52	643	$2.52
$3.23 - $4.06	62	0.11	$3.70	62	$3.70
$0.69 - $4.06	6,732	5.75	$1.31	6,728	$1.31

Schedule of Share-based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions [Table Text Block]
We use the Black-Scholes-Merton option-pricing model with the following assumptions to estimate the stock-based compensation expense for the three and six month periods ended June 30, 2014 and 2013:

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Weighted-average risk-free interest rate	1.7%	1.0%	2.0%	0.8%
Expected dividend payments	—	—	—	—
Expected holding period (years)[1]	4.2	3.9	6.5	4.2
Weighted-average volatility factor[2]	1.67	1.56	1.66	1.70
Estimated forfeiture rates[3]	31%	32%	31%	32%

(1)	Expected holding periods are based on the simplified method provided in Staff Accounting Bulletin No. 107 for “plain vanilla options.”
(2)	Weighted average volatility is based on the historical volatility of our common stock.
(3)	Estimated forfeiture rates are based on historical data.

We use the Black-Scholes-Merton option-pricing model with the following assumptions to estimate the stock-based compensation expense for the years ended December 31, 2013, 2012 and 2011:

	Years Ended December 31,
	2013	2012	2011
Weighted-average risk-free interest rate	0.92%	0.91%	2.3%
Expected dividend payments	—	—	—
Expected holding period (years)(1)	3.9	5.1	5.4
Weighted-average volatility factor(2)	1.38	1.75	1.71
Estimated forfeiture rates for options granted to management(3)	23%	23%	23%
Estimated forfeiture rates for options granted to non-management(3)	41%	41%	41%
  ___________________________________________________________________
(1)
Expected holding period is based on historical experience of similar awards, giving consideration to the contractual terms of the stock-based awards, vesting schedules and the expectations of future employee behavior.

(2)	Weighted average volatility is based on the historical volatility of our common stock.
(3)	Estimated forfeiture rates are based on historical data.

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
The following table summarizes the stock-based compensation expense recorded for awards under the stock option plans for the three and six month periods ended June 30, 2014 and 2013:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands, except per share amounts)	2014	2013	2014	2013
Research and development	$28	$52	$173	$356
General and administrative	32	78	213	279
Total stock-based compensation expenses	$60	$130	$386	$635

The following table summarizes the stock-based compensation expense and impact on our basic and diluted loss per share for the years ended December 31, 2013, 2012 and 2011:

	Years Ended December 31,
(in thousands, except per share amounts)	2013	2012	2011
Research and development	$378	$1,021	$371
General and administrative	300	1,560	806
Total stock-based compensation expenses	$678	$2,581	$1,177
Increase in basic net income (loss) per share	$(0.01)	$(0.04)	$(0.02)
Increase in diluted net income (loss) per share	$(0.01)	$(0.04)	$(0.02)

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table summarizes option activity for the six month period ended June 30, 2014:

(in thousands, except per share amounts)	Options	Weighted Average Exercise Price	Weighted Average Remaining Option Term	Aggregate Intrinsic Value
Outstanding at January 1, 2014	6,732	$1.31	5.75	$—
Granted	275	0.66
Exercised	—	—
Expired or cancelled	(310)	2.05
Forfeited	(27)	1.66
Outstanding at June 30, 2014	6,670	$1.25	5.53	$37
Exercisable at June 30, 2014	6,595	$1.26	5.48	$28

The following table summarizes option activity for the year ended December 31, 2013:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
(in thousands, except per share amounts)	Shares	Price	Term	Value
Outstanding at January 1, 2012	6,842	$133
Exercised	(75)	1.50
Cancelled	(35)	3.29
Outstanding at December 31, 2013	6,732	$1.31	5.75	$—
Exercisable at December 31, 2013	6,728	$1.31	5.75	$—

Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]
The following table summarizes restricted stock activity for the six month period ended June 30, 2014:

(in thousands, except per share amounts)	Restricted Stock	Weighted Average Exercise Price	Weighted Average Remaining Term	Aggregate Intrinsic Value
Outstanding at January 1, 2014	—	$—	—	$—
Granted	617	—
Released	(259)	—
Expired or cancelled	—	—
Forfeited	—	—

Outstanding at June 30, 2014	358	$—	9.62	$281

Exercisable at June 30, 2014	—	$—	—	$—